Average Annual Total Returns ((WFA Asset Allocation Fund))	0 Months Ended
Feb. 01, 2013
(Administrator) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Administrator) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.07%
5 Years	1.82%
10 Years	6.78%
(Administrator) | Administrator Class
Average Annual Return:
1 Year	10.64%
5 Years	3.15%
10 Years	7.87%
Inception Date of Share Class	Oct. 03, 2002
(Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.57%
5 Years	1.83%
10 Years	6.57%
Inception Date of Share Class	Oct. 03, 2002
(Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.91%
5 Years	2.00%
10 Years	6.25%
Inception Date of Share Class	Oct. 03, 2002
(Class R) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Class R) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.07%
5 Years	1.82%
10 Years	6.78%
(Class R) | Class R
Average Annual Return:
1 Year	10.15%
5 Years	2.65%
10 Years	7.35%
Inception Date of Share Class	Oct. 10, 2003
(Retail) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.07%
5 Years	1.82%
10 Years	6.78%
(Retail) | Class A
Average Annual Return:
1 Year	3.98%
5 Years	1.69%
10 Years	6.94%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	3.06%
5 Years	0.44%
10 Years	5.72%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.59%
5 Years	0.79%
10 Years	5.46%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class B
Average Annual Return:
1 Year	4.53%
5 Years	1.81%
10 Years	7.05%
Inception Date of Share Class	Oct. 03, 2002
(Retail) | Class C
Average Annual Return:
1 Year	8.63%
5 Years	2.15%
10 Years	6.82%
Inception Date of Share Class	Oct. 03, 2002
(Institutional) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Institutional) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.07%
5 Years	1.82%
10 Years	6.78%
(Institutional) | Institutional Class
Average Annual Return:
1 Year	10.64%
5 Years	3.15%
10 Years	7.87%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.46%
5 Years	1.80%
10 Years	6.56%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.91%
5 Years	1.99%
10 Years	6.24%
Inception Date of Share Class	Nov. 30, 2012